UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-03691

LORD ABBETT MID CAP STOCK FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Brooke A. Fapohunda, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 12/31

Date of reporting period: 9/30/2015

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MID CAP STOCK FUND, INC. September 30, 2015

Investments	Shares	Fair Value (000)
COMMON STOCKS 98.83%

Aerospace & Defense 2.38%

Orbital ATK, Inc.	465,922	$33,486
Triumph Group, Inc.	439,068	18,476
Total		51,962

Banks 8.65%

CIT Group, Inc.	730,300	29,234
Citizens Financial Group, Inc.	1,431,000	34,144
East West Bancorp, Inc.	517,400	19,878
Fifth Third Bancorp	1,787,100	33,794
First Republic Bank	365,800	22,961
M&T Bank Corp.	401,300	48,939
Total		188,950

Beverages 1.25%

Molson Coors Brewing Co. Class B	329,721	27,374

Building Products 0.98%

Armstrong World Industries, Inc.*	446,800	21,330

Capital Markets 2.41%

Affiliated Managers Group, Inc.*	100,700	17,219
Invesco Ltd.	1,136,200	35,483
Total		52,702

Chemicals 1.44%

Albemarle Corp.	468,600	20,665
Huntsman Corp.	1,115,996	10,814
Total		31,479

Communications Equipment 4.61%

Harris Corp.	384,999	28,162
Juniper Networks, Inc.	1,472,500	37,858
Motorola Solutions, Inc.	508,800	34,792
Total		100,812

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MID CAP STOCK FUND, INC. September 30, 2015

Investments	Shares	Fair Value (000)
Containers & Packaging 1.79%

WestRock Co.	759,200	$39,053

Electric: Utilities 9.13%

Edison International	751,000	47,365
Great Plains Energy, Inc.	1,097,695	29,660
ITC Holdings Corp.	773,000	25,772
Pepco Holdings, Inc.	448,963	10,874
Portland General Electric Co.	1,154,100	42,667
PPL Corp.	1,312,200	43,158
Total		199,496

Energy Equipment & Services 1.35%

Patterson-UTI Energy, Inc.	1,270,904	16,700
Superior Energy Services, Inc.	1,011,000	12,769
Total		29,469

Food Products 2.66%

Pinnacle Foods, Inc.	700,338	29,330
Tyson Foods, Inc. Class A	668,500	28,813
Total		58,143

Health Care Equipment & Supplies 2.44%

Alere, Inc.*	531,900	25,611
St. Jude Medical, Inc.	438,500	27,665
Total		53,276

Health Care Providers & Services 1.73%

Cardinal Health, Inc.	290,619	22,325
HealthSouth Corp.	402,253	15,435
Total		37,760

Hotels, Restaurants & Leisure 2.82%

MGM Resorts International*	1,379,522	25,452
Wyndham Worldwide Corp.	504,300	36,259
Total		61,711

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MID CAP STOCK FUND, INC. September 30, 2015

Investments	Shares	Fair Value (000)
Household Durables 4.06%

Jarden Corp.*	610,050	$29,819
Lennar Corp. Class A	470,100	22,626
Whirlpool Corp.	246,500	36,300
Total		88,745

Information Technology Services 3.48%

Fidelity National Information Services, Inc.	697,200	46,768
VeriFone Systems, Inc.*	1,056,900	29,308
Total		76,076

Insurance 11.90%

Allstate Corp. (The)	489,170	28,489
Argo Group International Holdings Ltd.	292,865	16,573
Endurance Specialty Holdings Ltd.	271,400	16,564
Hanover Insurance Group, Inc. (The)	484,257	37,627
Hartford Financial Services Group, Inc. (The)	1,230,734	56,343
Lincoln National Corp.	786,700	37,337
Marsh & McLennan Cos., Inc.	276,800	14,455
XL Group plc (Ireland)(a)	1,451,500	52,718
Total		260,106

Leisure Products 0.85%

Hasbro, Inc.	258,100	18,619

Life Sciences Tools & Services 2.01%

Agilent Technologies, Inc.	627,400	21,538
PerkinElmer, Inc.	485,700	22,323
Total		43,861

Machinery 2.83%

Ingersoll-Rand plc	471,300	23,928
Kennametal, Inc.	646,295	16,086
Stanley Black & Decker, Inc.	224,500	21,772
Total		61,786

Metals & Mining 1.07%

Steel Dynamics, Inc.	1,360,100	23,367

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MID CAP STOCK FUND, INC. September 30, 2015

Investments	Shares	Fair Value (000)
Multi-Utilities 1.45%

Sempra Energy	327,000	$31,628

Oil, Gas & Consumable Fuels 6.47%

Cimarex Energy Co.	458,331	46,970
EQT Corp.	303,000	19,625
Gulfport Energy Corp.*	540,500	16,042
Newfield Exploration Co.*	986,400	32,452
Pioneer Natural Resources Co.	215,379	26,199
Total		141,288

Pharmaceuticals 1.04%

Mallinckrodt plc*	355,269	22,716

Real Estate Investment Trusts 10.35%

Boston Properties, Inc.	305,400	36,159
Camden Property Trust	346,500	25,606
Duke Realty Corp.	1,596,700	30,417
Healthcare Trust of America, Inc. Class A	275,462	6,752
Kimco Realty Corp.	1,284,900	31,390
Macerich Co. (The)	282,138	21,674
SL Green Realty Corp.	229,300	24,801
UDR, Inc.	1,031,868	35,579
Welltower, Inc.	202,419	13,708
Total		226,086

Real Estate Management & Development 2.33%

Jones Lang LaSalle, Inc.	198,400	28,524
Realogy Holdings Corp.*	596,100	22,431
Total		50,955

Road & Rail 1.59%

Ryder System, Inc.	470,600	34,843

Semiconductors & Semiconductor Equipment 2.79%

NVIDIA Corp.	1,820,900	44,885
NXP Semiconductors NV (Netherlands)*(a)	185,000	16,108
Total		60,993

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MID CAP STOCK FUND, INC. September 30, 2015

Investments	Shares	Fair Value (000)
Specialty Retail 0.82%

GNC Holdings, Inc. Class A	444,146	$17,952

Textiles, Apparel & Luxury Goods 1.54%

PVH Corp.	330,300	33,671

Trading Companies & Distributors 0.61%

Univar, Inc.*	737,900	13,393
Total Common Stocks (cost $2,112,559,346)		2,159,602

	Principal Amount (000)
SHORT-TERM INVESTMENT 1.58%

Repurchase Agreement

Repurchase Agreement dated 9/30/2015, Zero Coupon due 10/1/2015 with Fixed Income Clearing Corp. collateralized by $27,390,000 of Federal National Mortgage Assoc. at 1.50% due 6/22/2020 and $7,630,000 of U.S. Treasury Note at 1.875% due 6/30/2020; value: $35,265,253; proceeds: $34,571,234 (cost $34,571,234)	$34,571	34,571
Total Investments in Securities 100.41% (cost $2,147,130,580)		2,194,173

Liabilities in Excess of Cash and Other Assets (0.41)%		(8,987)

Net Assets 100.00%		$2,185,186

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of September 30, 2015 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$2,159,602	$—	$—	$2,159,602
Repurchase Agreement	—	34,571	—	34,571
Total	$2,159,602	$34,571	$—	$2,194,173

(1)	Refer to Note 2(d) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended September 30, 2015.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1.	ORGANIZATION

Lord Abbett Mid Cap Stock Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law on March 14, 1983.

The Fund’s investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)	Repurchase Agreements-The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

Notes to Schedule of Investments (unaudited)(concluded)

(d)	Fair Value Measurements-Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 -	unadjusted quoted prices in active markets for identical investments;
•	Level 2 -	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 -	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of September 30, 2015 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the period then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	FEDERAL TAX INFORMATION

As of September 30, 2015, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$2,148,655,878
Gross unrealized gain	209,407,813
Gross unrealized loss	(163,890,196)
Net unrealized security gain	$45,517,617

The difference between book-basis and tax basis unrealized gains (losses) is attributable to the tax treatment of wash sales.

Item 2:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT MID CAP STOCK FUND, INC.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: November 24, 2015

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: November 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: November 24, 2015

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: November 24, 2015